Document and Entity Information	12 Months Ended
May 31, 2012
Document And Entity Information
Entity Registrant Name	TERYL RESOURCES CORP
Entity Central Index Key	0001109313
Document Type	20-F
Document Period End Date	May 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--05-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	72,678,605
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Consolidated Statements of Financial Position (CAD)	May 31, 2012	May 31, 2011	May 31, 2010
Current
Cash and cash equivalent	2,059,482	19,371	257,650
Amounts receivable and prepaid expenses	77,537	10,376	37,397
Advances to related parties (Note 10)		128,367	126,093
Promissory note receivable – related party (Note 10)	25,224
Total current assets	2,162,243	158,114	421,140
Investments (Note 6)			837
Reclamation Bonds	8,778	5,478	5,478
Equipment (Note 7)	5,054	4,892	7,941
Mineral Property Interests (Note 9)	176,643	196,550	173,419
Deferred Exploration Expenditures (Note 9)	195,376	1,891,143	1,718,663
Total assets	2,548,094	2,256,177	2,327,478
Current
Accounts payable	24,500	77,673	49,939
Accrued liabilities	39,384	22,000	57,455
Due to related parties (Note 10)	53,891	15,989	25,488
Convertible loan (Note 11)			60,000
Total current liabilities	117,775	115,662	192,882
Share Capital (Note12)
Authorized: 100,000,000 common shares, voting, no par value Issued and outstanding: 72,678,605 and 72,103,605 common shares on May 31, 2012 and 2011, respectively (June 1, 2010 – 67,463,446)	14,045,753	14,004,922	13,456,263
5,000,000 preferred shares, non-voting, $1 par value
Share Subscriptions Received			10,000
Reserves	701,825	688,112	550,941
Accumulated Other Comprehensive Loss	(83,160)	(1,084,750)	(949,023)
Deficit	(12,234,099)	(11,467,769)	(10,933,585)
Total shareholder's equity	2,430,319	2,140,515	2,134,596
Total liabilities and equity	2,548,094	2,256,177	2,327,478

Consolidated Statements of Financial Position (Parenthetical)	May 31, 2012 USD ($)	May 31, 2012 CAD	May 31, 2011 USD ($)	May 31, 2011 CAD	May 31, 2010 USD ($)	May 31, 2010 CAD
Statement of Financial Position [Abstract]
Common shares, authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Common shares, par value
Common shares, issued	72,678,605	72,678,605	72,103,605	72,103,605	67,463,446	67,463,446
Common shares, outstanding	72,678,605	72,678,605	72,103,605	72,103,605	67,463,446	67,463,446
Preferred shares, authorized	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Preferred shares, par value		1		1		1

Consolidated Statements of Operations and Comprehensive Loss (CAD)	12 Months Ended
	May 31, 2012	May 31, 2011
General and Administrative Expenses
Amortization of equipment	1,139	1,497
Filing and regulatory fees	20,279	23,280
Foreign exchange (gain) loss	(23,735)	3,146
Geological consulting		1,172
Consulting, Management and directors’ fees (Note 14)	139,899	139,344
Office and sundry	21,374	17,820
Office rent and utilities (Note 14)	16,779	14,515
Professional fees	52,908	44,489
Publicity, promotion and investor relations	127,511	126,119
Secretarial and employee benefits (Note 14)	33,852	29,467
Stock-based compensation (Note 12)	1,897	63,775
Telephone	6,080	8,901
Transfer agent fees	5,148	6,147
Travel, auto and entertainment	8,789	19,551
Operating Loss	(411,920)	(499,223)
Other Income (Expenses)
Miscellaneous income	19,232	22,876
Interest income	3,286
Interest expense		(1,645)
Gain on sale of equipment		1,147
Loss on sale of mineral property	(376,928)
Available for sale investments written off		(4,024)
Mineral Property written off		(7,500)
Exploration expenditures written off		(45,815)
Total other income (expense)	(354,410)	(34,961)
Net Loss for the Year	(766,330)	(534,184)
Translation of foreign operation (Note 3)	1,001,590	(138,914)
Available-for-sale investments		3,187
Comprehensive Income (Loss) for the Year	235,260	(669,911)
Loss per Share – Basic and Diluted	(0.01)	(0.01)
Weighted Average Number of Common Shares Outstanding, Basic and Diluted	72,486,938	69,973,962

Consolidated Statements of Cash Flows (CAD)	12 Months Ended
	May 31, 2012	May 31, 2011
Cash flows from operating activities
Net loss for the year	(766,330)	(534,184)
Items not affecting cash
Amortization of equipment	1,139	1,497
Exploration expenditures written off		45,815
Mineral properties written off		7,500
Available for sale investment written off		4,024
Gain on sale of equipment		(1,147)
Interest income on related party promissory note	(540)
Loss on sale of mineral property	376,928
Stock-based compensation	1,897	63,775
Changes in non-cash working capital items
Amounts receivable and prepaid expenses	(15,161)	27,021
Accounts payable and accrued liabilities	(23,697)	(4,471)
Advances from (to) related parties	(932)	(11,773)
Net cash flows from operating activities	(426,696)	(401,943)
Cash flows from (used) in investing activities
Deposit paid	(55,300)
Mineral property and deferred exploration expenditures	(45,975)	(221,545)
Proceed on sale of mineral property interest	2,571,500
Sale (purchase) of equipment	(1,301)	2,699
Net cash flows from (used) in investing activities	2,468,924	(218,846)
Cash flows from (used in) financing activities
Convertible loan proceeds (repayment)		(60,000)
Share capital issued for cash	57,500	596,149
Share issuance costs	(4,853)	(23,594)
Net cash flows from (used in) financing activities	52,647	512,555
Effect of exchange rate changes on cash	(54,764)	(130,045)
Increase (decrease) in cash	2,040,111	(238,279)
Cash, beginning of year	19,371	257,650
Cash, end of year	2,059,482	19,371
Supplemental Disclosures
Interest paid		200
Income taxes paid
Non-cash Transactions
Shares issued for mineral properties		39,500

Consolidated Statements of Change in Equity (CAD)	Share Capital [Member]	Share Subscriptions Received [Member]	Reserves [Member]	AccumulatedOtherComprehensiveLossMember	Deficit [Member]	Total
Balance at May. 31, 2010	13,456,263	10,000	550,941	(949,023)	(10,933,585)	2,134,596
Balance, shares at May. 31, 2010	67,463,446
Shares issued for property	39,499					39,499
Shares issued for property, shares	250,000
Shares issued for cash upon: Private placements	367,672		110,133			477,805
Shares issued for cash upon: Private placements, shares	3,342,659
Shares issued for cash upon: Exercise of warrants	141,488	(10,000)	(36,738)			94,750
Shares issued for cash upon: Exercise of warrants, shares	1,047,500
Stock-based compensation			38,107			63,775
Warrants extension			25,669			25,669
Available-for-sale investments written off				3,187		4,024
Net loss for the year					(534,184)	(534,184)
Translation of foreign operation				(138,914)		(138,914)
Balance at May. 31, 2011	14,004,922		688,112	(1,084,750)	(11,467,769)	2,140,515
Balance, shares at May. 31, 2011	72,103,605
Shares issued for cash, net of share issue cost	41,033		11,614			52,647
Shares issued for cash, net of share issue cost, shares	575,000
Fair value of broker warrants	(202)		202
Stock-based compensation			1,897			1,897
Available-for-sale investments written off
Net loss for the year					(766,330)	(766,330)
Translation of foreign operation				1,001,590		1,001,590
Balance at May. 31, 2012	14,045,753		701,825	(83,160)	(12,234,099)	2,430,319
Balance, shares at May. 31, 2012	72,678,605

Nature of Operations and Going Concern	12 Months Ended
May 31, 2012
Nature Of Operations And Going Concern
Nature of Operations and Going Concern

1.	NATURE OF OPERATIONS AND GOING CONCERN

Teryl Resources Corp. (the “Company”) is a public company incorporated in British Columbia on May 23, 1980 and changed to its current name on February 28, 1984. Its shares are listed on the TSX Venture Exchange (“TSX.V”). The Company is in the business of acquiring mineral properties and carries out exploration work. It also acquires oil and gas property interests and participates in drilling wells. The Company’s registered office is located at #240 – 11780, Hammersmith Way, Richmond, BC, V7A 5E9.

These consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assumes that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. Several adverse conditions cast substantial doubt on the validity of this assumption. The Company continues to incur operating losses, has limited financial resources, limited sources of operating cash flow, and no assurances that sufficient funding, including adequate financing, will be available to conduct further exploration and development of its mineral property projects.

The Company’s ability to continue as a going concern is dependent upon its ability to obtain the financing necessary to complete its mineral projects by issuance of share capital or through joint ventures, and to realize future profitable production or proceeds from the disposition of its natural resource interests. The Company has incurred an accumulated deficit of $12,234,099 (2011 - $11,467,769) as at May 31, 2012 and has incurred a loss of $766,330 in the year ended May 31, 2012 (2011 – $534,184). These consolidated financial statements do not include adjustments that would be necessary should it be determined that the Company may be unable to continue as a going concern.

If the going concern assumption was not appropriate for these consolidated financial statements, adjustments would be necessary in the carrying values of assets, liabilities, reported income and expenses and the balance sheet classifications used. Such adjustments could be material.

Statement of Compliance	12 Months Ended
May 31, 2012
Statement Of Compliance
Statement of Compliance

2.	STATEMENT OF COMPLIANCE

These consolidated financial statements of the Company and its subsidiaries, including comparatives, have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). As these consolidated financial statements represent the Company’s initial presentation of its annual operating results and year-end financial position under IFRS, they were prepared in accordance with IFRS 1 (First time Adoption of IFRS). The first date at which IFRS was applied was June 1, 2010. The policies set out below were consistently applied to all the periods presented unless otherwise noted below.

The Company’s consolidated financial statements were previously prepared in accordance with Canadian GAAP. Canadian GAAP differs in certain respects from IFRS. In preparing these consolidated financial statements, management has amended certain accounting, valuation and consolidation methods previously applied in the Canadian GAAP financial statements to comply with IFRS. The comparative figures for 2011 were restated to reflect these adjustments. Note 18 contains reconciliations and descriptions of the effect of the transition from Canadian GAAP to IFRS on equity, earnings and comprehensive income along with line-by-line reconciliations of the consolidated statement of financial position as at May 31, 2011 and June 1, 2010, and the consolidated statement of operations and comprehensive income for the year ended May 31, 2011. Subject to the transition elections, the Company has consistently applied the same accounting policies in the opening IFRS statement of financial position at June 1, 2010 and throughout the periods presented, as if these policies had always been in effect.

These consolidated financial statements were reviewed by the Audit Committee and approved and authorized for issue by the Board of Directors on September 27, 2012.

Significant Accounting Policies	12 Months Ended
May 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies

3.	SIGNIFICANT ACCOUNTING POLICIES

Basis of preparation

These consolidated financial statements were prepared on a going concern basis, under the historical cost convention, except for the revaluation of certain financial instruments.

The preparation of financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4.

Basis of consolidation and presentation

These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Argon Investment Corporation (inactive) and Teryl, Inc. Teryl, Inc. was incorporated on November 17, 1988 in the state of Delaware and registered to do business in the USA, to hold and operate the Alaska mineral property interests, the Texas oil and gas well interests and the Arizona mineral property interests.

All inter-company transactions are eliminated upon consolidation.

Cash equivalents

Cash equivalents consist of highly liquid investments that are readily convertible to cash with original maturities of three months or less when purchased.

Equipment

The Company records its office and automotive equipment at cost and depreciates them on the following basis:

Office equipment	Declining-balance basis at 20%
Automotive equipment	Declining-balance basis at 30%
Computer equipment purchased after May 31, 2010	50% per annum over two years

Foreign currency translation

The functional currency of an entity is the currency of the primary economic environment in which the entity operates. The functional currency of the Company and each of its subsidiaries is the Canadian dollar. The functional currency determinations were conducted through an analysis of the consideration factors identified in IAS 21, The Effects of Changes in Foreign Exchange Rates.

Transactions in currencies other than the Canadian dollar are recorded at exchange rates prevailing on the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated at the year end exchange rate while non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at the exchange rates approximating those in effect on the date of the transactions. Exchange gains and losses arising on translation are included in the operations of the year.

The results and financial position of all the group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	Assets and liabilities are translated at year-end exchange rates prevailing at that reporting date;

●	Income and expenses are translated at average exchange rates for the period; and

●	Exchange differences arising on translation of foreign operations are transferred directly to the Group’s foreign currency translation reserve in the consolidated statement of comprehensive income and are recognized in the profit or loss in the period in which the operation is disposed.

Share - based compensation

The Company’s share option plan allows Company employees, directors, officers and consultants to acquire shares of the Company. The fair value of options granted is recognized as share-based compensation expense with a corresponding increase in equity. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee.

Fair value is measured at grant date, and each tranche is recognized using the graded vesting method over the period during which the options vest. The fair value of the options granted is measured using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the options were granted. At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of share options that are expected to vest. In situations where equity instruments are issued to consultants and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at the fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of goods or services received.

Income taxes

Income tax expense comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity. Current tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is recorded using the liability method, providing for temporary differences, between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Temporary differences are not provided for relating to goodwill not deductible for tax purposes, the initial recognition of assets or liabilities that affect neither accounting or taxable loss, and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the balance sheet date.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, it provides a valuation allowance against that excess.

Loss per share

Basic loss per share is calculated using the weighted average number of common shares outstanding during the year. The Company uses the treasury stock method for calculating diluted loss per share. Under this method the dilutive effect on loss per share is recognized on the use of the proceeds that could be obtained upon exercise of options, warrants and similar instruments. It assumes that the proceeds would be used to purchase common shares at the average market price during the period. However, diluted loss per share is not presented where the effects of various conversions and exercise of options and warrants would be anti-dilutive. Shares held in escrow, other than where their release is subject to the passage of time, are not included in the calculation of the weighted average number of common shares outstanding.

Financial instruments

Initial recognition and measurement

Financial assets and liabilities are initially recognized at fair value. Financial assets are classified at initial recognition as financial assets at fair value through profit or loss, loans and receivables, held-to-maturity investments, or available-for-sale financial assets. The Company does not use any hedging instruments. Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 - inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and

Level 3 - inputs that are not based on observable market data.

At May 31, 2012, all of the financial instruments measured at fair value are included in Level 1.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification. Financial assets at fair value through profit or loss includes financial assets held-for-trading which represent assets that are acquired for the purpose of selling or repurchasing in the near term. These financial assets are initially recorded in the statement of financial position at fair value with changes in fair value recognized in the operations of the year.

Loans and receivables are financial assets with fixed or determinable payments that are not quoted in an active market. After initial measurement at fair value, such financial assets are subsequently measured at amortized cost using the effective interest rate method, less impairment. Any amortization of the effective interest rate method and any impairment is recognized in the operations of the year.

Held-to-maturity investments represent assets to be held until a specific time period and are initially measured at fair value, including transaction costs. After initial measurement at fair value, such financial assets are subsequently measured at amortized cost using the effective interest rate method, less impairment. Any amortization of the effective interest rate method and any impairment is recognized in the operations of the year.

Available-for-sale financial assets are investments in equity instruments that are measured at fair value with gains and losses, net of applicable taxes, included in other comprehensive income until the asset is removed from the consolidated statement of financial position. Once this occurs, the resultant gains or losses are recognized in comprehensive loss. Any permanent impairment of available-for-sale financial assets is also included in the operations of the year.

Financial liabilities are initially recorded at fair value and are designated as fair value through profit or loss or other financial liabilities. Derivative financial liabilities are classified as fair value through profit or loss and are initially recorded in the consolidated statement of financial position at fair value with changes in fair value recognized in finance income or finance cost in the operations of the year. Non-derivative financial liabilities are recorded at amortized cost using the effective interest rate method. Any amortization of the effective interest rate method is recognized in the operations of the year.

Financial assets, others than those at fair value through profit and loss are assessed for indicators of impairment at each period end. Financial assets are impaired when there is objective evidence that, as a result of one or more events that occurred after initial recognition of the financial asset, the estimated future cash flows of the investment have been impacted. The amount of impairment loss is recognized in the operations of the year. Any subsequent reversals of impairment is also recognized in the operations of the year, except for those related to available-for-sale financial assets.

Mineral property or exploration and evaluation

The Company follows the practice of capitalizing all costs relating to the acquisition of, exploration and development of mineral claims and crediting all proceeds received for farm-out arrangements or recovery of costs against the cost of the related claims. Such costs include, but are not exclusive to, geological, geophysical studies, exploratory drilling and sampling. At such time as commercial production commences, these costs will be charged to operations on a unit-of-production method based on proven and probable reserves. The aggregate costs related to abandoned mineral claims are charged to operations at the time of any abandonment or when it has been determined that there is evidence of a permanent impairment. An impairment charge relating to a mineral property is subsequently reversed when new exploration results or actual or potential proceeds on sale or farm-out of the property result in a revised estimate of the recoverable amount but only to the extent that this does not exceed the original carrying value of the property that would have resulted if no impairment had been recognized.

The recoverability of amounts shown for exploration and evaluation assets is dependent upon the discovery of economically recoverable reserves, the ability of the Company to obtain financing to complete development of the properties, and on future production or proceeds of disposition.

The Company recognizes in income the costs recovered on mineral properties when the amounts received or receivable are in excess of the carrying amount.

Upon transfer of “Exploration and evaluation costs” into “Mine Development”, all subsequent expenditure on the construction, installation or completion of infrastructure facilities is capitalized within “Mine development”. After production starts, all assets included in “Mine development” are transferred to “Producing Mines”.

All capitalized exploration and evaluation expenditure is monitored for indications of impairment. Where a potential impairment is indicated, assessments are performed for each area of interest. To the extent that exploration expenditure is not expected to be recovered, it is charged to the results of operations. Exploration areas where reserves have been discovered, but require major capital expenditure before production can begin, are continually evaluated to ensure that commercial quantities of reserves exist or to ensure that additional exploration work is underway as planned.

Provisions

A provision is recognized when the Company has a present legal or constructive obligation as a result of a past event; it is probable that an outflow of economic benefits will be required to settle the obligation, and the amount of the obligation can be reliably estimated. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Rehabilitation Provisions:

Provision related to asset retirement obligation, dismantling, decommissioning and site disturbance remediation is made for the estimated cost and capitalized in the relevant asset category. Such provision is measured at the present value of management’s best estimate of expenditure required to settle the present obligation at the Consolidated Statement of Financial Position date. Subsequent to the initial measurement, the obligation is adjusted at the end of each reporting period to reflect the passage of time and changes in the estimated future cash flows underlying the obligation. The increase in the provision due to the passage of time is recognized as finance costs in the Consolidated Statement of Operations whereas increases/decreases due to changes in the estimated future cash flows are capitalized. Actual costs incurred upon settlement of the obligation are charged against the provision to the extent the provision is established.

       Other Provisions:

Provisions are recognized for liabilities of uncertain timing or amount that have arisen as a result of past transactions, including legal or constructive obligations. The provision is measured at the best estimate of the expenditure required to settle the obligation at the reporting date

The Company had no provisions as at May 31, 2012.

Revenue recognition

Revenue associated with the sales of oil and gas are recorded when title passes to the customer. Revenues from oil and gas production from properties in which the Company has an interest with other producers are recognized on the basis of the Company’s net working interest.

Impairment of assets

The carrying amount of the Company’s assets (which includes the exploration and evaluation asset) are reviewed at each reporting date to determine whether there is any indication of impairment. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. An impairment loss is recognized whenever the carrying amount of an asset or its cash generating unit exceeds its recoverable amount. Impairment losses are recognized in the operations of the year.

The recoverable amount of assets is the greater of an asset’s fair value less cost to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the cash-generating unit to which the asset belongs. An impairment loss is only reversed if there is an indication that the impairment loss may no longer exist and there has been a change in the estimates used to determine the recoverable amount, however, not to an amount higher than the carrying amount that would have been determined had no impairment loss been recognized in previous years. Assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment.

Accounting for Oil and Gas Well Interests

(i) Recognition and measurement

Oil and gas properties/exploration and evaluation expenditures

Pre-license costs are expensed in the statement of comprehensive loss as incurred.

Oil and gas properties costs, including the costs of acquiring licenses, initially are capitalized as oil and gas properties. The costs are accumulated in cost centers by well, field or exploration area pending determination of technical feasibility and commercial viability.

Oil and gas properties are assessed for impairment if (i) sufficient data exists to determine technical feasibility and commercial viability, and (ii) facts and circumstances suggest that the carrying amount exceeds the recoverable amount.

The technical feasibility and commercial viability of extracting oil & gas resource is considered to be determinable when proved and/or probable reserves are determined to exist. A review of each exploration license or field is carried out, at least annually, to ascertain whether proved and/or probable reserves have been discovered. Upon determination of proved and/or probable reserves, oil and gas properties attributable to those reserves are first tested for impairment and then reclassified from oil and gas properties to PP&E or expensed in income or loss to the extent of any impairment.

Development and production costs

Items of PP&E, which include crude oil and natural gas development and production assets, are measured at cost less accumulated depletion and depreciation and accumulated impairment losses. Development and production assets are grouped into CGU’s for impairment testing. The cost of PP&E at June 1, 2010, the date of transition to IFRS, was determined by reference to the IFRS 1 exemption and related allocation methodology whereby the Company elected to use the historical cost under previous GAAP as the deemed cost for petroleum and natural gas assets. When significant parts of an item of PP&E, including oil and natural gas interests, have different useful lives, they are accounted for as separate items (major components). Gains and losses on disposal of an item of PP&E, including crude oil and natural gas interests, are determined by comparing the proceeds from disposal with the carrying amount of PP&E and are recognized in income or loss.

Accounting for Oil and Gas Well Interests (Continued)

(ii) Depletion

Development and production oil assets are measured at cost less accumulated depletion and depreciation and accumulated impairment losses. The net carrying value of development or production assets is depleted using the unit of production method by reference to the ratio of production in the year to the related proven reserves, taking into account estimated future development costs necessary to bring those reserves into production. Future development costs are estimated taking into account the level of development required to produce the reserves.

(iii) Derecognition

The carrying amount of an item of oil and gas properties is derecognized when no future economic benefits are expected from its use or upon sale to a third party. The gain or loss arising from derecognition is included in income or loss and is measured as the difference between the net proceeds, if any, and the carrying amount of the asset.

        (iv) Major maintenance

Ongoing costs to maintain properties are generally expensed as incurred. The costs of material replacement, turnarounds and major inspections are capitalized provided it is probable that future economic benefits in excess of cost will be realized and such benefits are expected to extend beyond the current operating period.

New standards and interpretations

New accounting standards issued but not yet effective - Certain new standards, interpretations and amendments to existing standards have been issued by the IASB or the International Financial Reporting Interpretations Committee (“IFRIC”) that are mandatory for accounting periods beginning after January 1, 2011, or later periods. Some updates that are not applicable or are not consequential to the Company may have been excluded from the list below.

New accounting standards effective June 1, 2012

Amendments to IFRS 7 Financial Instruments: Disclosures - In October 2010, the IASB issued amendments to IFRS 7 that improve the disclosure requirements in relation to transferred financial assets. The amendments are effective for annual periods beginning on or after July 1, 2011, with early adoption permitted. The Company does not anticipate this amendment to have a significant impact on its consolidated financial statements.

IAS 12 Income taxes - In December 2010, the IASB issued an amendment to IAS 12 that provides a practical solution to determining the recovery of investment properties as it relates to the accounting for deferred income taxes. This amendment is effective for annual periods beginning on or after July 1, 2011, with early adoption permitted. The Company does not anticipate this amendment to have a significant impact on its consolidated financial statements.

New standards and interpretations (Cont’d)

New accounting standards effective May 1, 2013

IFRS 10 Consolidated Financial Statements - IFRS 10 requires an entity to consolidate an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Under existing IFRS, consolidation is required when an entity has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. IFRS 10 replaces SIC-12 Consolidation - Special Purpose Entities and parts of IAS 27 Consolidated and Separate Financial Statements.

IFRS 11 Joint Arrangements - IFRS 11 requires a venturer to classify its interest in a joint arrangement as a joint venture or joint operation. Joint ventures will be accounted for using the equity method of accounting whereas for a joint operation the venturer will recognize its share of the assets, liabilities, revenue and expenses of the joint operation. Under existing IFRS, entities have the choice to proportionately consolidate or equity account for interests in joint ventures. IFRS 11 supersedes IAS 31 Interests in Joint Ventures and SIC-13 Jointly Controlled Entities - Non-monetary Contributions by Venturers.

IFRS 12 Disclosure of Interests in Other Entities - IFRS 12 establishes disclosure requirements for interests in other entities, such as joint arrangements, associates, special purpose vehicles and off balance sheet vehicles. The standard carries forward existing disclosures and also introduces significant additional disclosure requirements that address the nature of, and risks associated with, an entity’s interests in other entities.

IFRS 13 Fair Value Measurement - IFRS 13 is a comprehensive standard for fair value measurement and disclosure requirements for use across all IFRS standards. The new standard clarifies that fair value is the price that would be received to sell an asset, or paid to transfer a liability in an orderly transaction between market participants, at the measurement date. It also establishes disclosures about fair value measurement. Under existing IFRS, guidance on measuring and disclosing fair value is dispersed among the specific standards requiring fair value measurements and in many cases does not reflect a clear measurement basis or consistent disclosures.

Amendments to other standards - In addition, there have been other amendments to existing standards, including IAS 27 Separate Financial Statements and IAS 28 Investments in Associates and Joint Ventures. IAS 27 addresses accounting for subsidiaries, jointly controlled entities and associates in non-consolidated financial statements. IAS 28 has been amended to include joint ventures in its scope and to address the changes in IFRS 10 to IFRS 13.

Each of the new standards, IFRS 10 to 13, IFRIC 20 and the amendments to other standards, is effective for the Company beginning on May 1, 2013 with early adoption permitted. The Company has not yet begun the process of assessing the impact that the new standards will have on its consolidated financial statements or whether to early adopt any of the new requirements.

New standards and interpretations (Cont’d)

Amendments to IAS 1 Presentation of Financial Statements - The IASB has amended IAS 1 to require entities to separate items presented in other comprehensive income (“OCI”) into two groups, based on whether or not items may be reclassified into profit or loss in the future. Entities that choose to present OCI items before tax will be required to show the amount of tax related to the two groups separately.

IFRIC 20 Stripping Costs in the Production Phase of a Surface Mine - IFRIC 20 addresses the accounting for overburden waste removal (stripping) costs in the production phase of a surface mine. Stripping activity may result in two types of benefits: i) inventory produced and ii) improved access to ore that will be mined in the future. Stripping costs associated with inventory production should be accounted for as a current production cost in accordance with IAS 2 Inventories, and those associated with improved access to ore should be accounted for as an addition to, or enhancement of, an existing asset.

IFRS 9 Financial Instruments - IFRS 9 was issued in November 2009 and contained requirements for financial assets. This standard addresses classification and measurement of financial assets and replaces the multiple category and measurement models in IAS 39 for debt instruments with a new mixed measurement model having only two categories: Amortized cost and fair value through profit or loss. IFRS 9 also replaces the models for measuring equity instruments and such instruments are either recognized at the fair value through profit or loss or at fair value through other comprehensive income. Where such equity instruments are measured at fair value through other comprehensive income, dividends are recognized in profit or loss to the extent not clearly representing a return of investment; however, others gains and losses (including impairments) associated with such instruments remain in accumulated other comprehensive income indefinitely.

Requirements for financial liabilities were added in October 2010 and they largely carried forward existing requirements in IAS 39, Financial Instruments – Recognition and Measurement, except that fair value changes due to credit risk for liabilities designated at fair value through profit and loss would generally be recorded in other comprehensive income.

IFRS 9 is effective for annual periods beginning on or after January 2015 with early adoption permitted. The Company has not yet begun the process of assessing the impact that the new and amended standards will have on its consolidated financial statements or whether to early adopt any of the new requirements.

Significant Accounting Judgement and Estimates	12 Months Ended
May 31, 2012
Significant Accounting Judgement And Estimates
Significant Accounting Judgement and Estimates

4.	SIGNIFICANT ACCOUNTING JUDGMENT AND ESTIMATES

The preparation of financial statements in conformity with IFRS requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported revenues and expenses during the year.

Although management uses historical experience and its best knowledge of the amount, events or actions to form the basis for judgments and estimates, actual results may differ from these estimates.

Critical judgments exercised in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements are as follows:

Determination of functional currency

The Company determines the functional currency through an analysis of several indicators such as expenses and cash flow, financing activities, retention of operating cash flows, and frequency of transactions with the reporting entity.

Valuation of share-based payments

The Company uses the Black-Scholes Option Pricing Model for valuation of share-based payments. Option pricing models require the input of subjective assumptions including expected price volatility, interest rate, and forfeiture rate. Changes in the input assumptions can materially affect the fair value estimate and the Company’s earnings and equity reserves.

Income taxes

In assessing the probability of realizing income tax assets, management makes estimates related to expectations of future taxable income, applicable tax opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified.

Depreciation for equipment

Depreciation expense is allocated based on assumed asset lives. Should the asset life or depreciation rates differ from the initial estimate, an adjustment would be made in the operations of the year.

Economic recoverability and probability of future economic benefits of mineral properties

Management has determined that mineral property and deferred exploration costs incurred which were capitalized have future economic benefits and are economically recoverable. Management uses several criteria in its assessments of economic recoverability and probability of future economic benefits including geological and metallurgic information, history of conversion of mineral deposits to proven and probable reserves, scoping and feasibility studies, accessible facilities, existing permits and life of mine plans.

Financial Instruments and Risk Management	12 Months Ended
May 31, 2012
Investments, All Other Investments [Abstract]
Financial Instruments and Risk Management

5.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Foreign exchange risk

The Company is primarily exposed to currency fluctuations relative to the Canadian dollar through expenditures that are denominated in US dollars. Also, the Company is exposed to the impact of currency fluctuations on its monetary assets and liabilities.

The operating results and the financial position of the Company are reported in Canadian dollars. Fluctuations in exchange rates will, consequently, have an impact upon the reported operations of the Company and may affect the value of the Company’s assets and liabilities.

The Company currently does not enter into financial instruments to manage foreign exchange risk.

Foreign exchange risk (Continued)

The Company is exposed to foreign currency risk through the following financial assets and liabilities that are denominated in United States dollars:

May 31, 2012	Cash	Accounts payable
	439,318	2,831

At May 31, 2012 with other variables unchanged, a +/-10% change in exchange rates would increase/decrease pre-tax loss by approximately +/- $43,648.

Interest rate and credit risk

The Company has no significant concentrations of credit risk arising from operations. The Company’s current policy is to invest any significant excess cash in investment-grade short-term deposit certificates issued by reputable financial institutions with which it keeps its bank accounts and management believes the risk of loss to be remote. The Company periodically monitors the investments it makes and is satisfied with the credit ratings of its banks.

Receivables consist of goods and services tax due from the Federal Government. Management believes that the credit risk concentration with respect to receivables is remote.

Liquidity Risk

The Company has no recent history of profitable operations and its present business is at an early stage. As such, the Company is subject to many risks common to such enterprises, including under-capitalization, cash shortages and limitations with respect to personnel, financial and other resources, and the lack of revenues. The Company has no investments in asset backed commercial paper.

In order to finance the Company’s exploration programs and to cover administrative and overhead expenses, the Company raises money through equity sales, from the exercise of convertible securities, loans from related parties and from the sale of investments. There can be no such assurance that it will be able to obtain adequate financing in the future or that the terms of any financing will be favourable. Many factors influence the Company’s ability to raise funds, including the state of the resource market and commodities prices, the climate for mineral exploration, the Company’s track record, and the experience and calibre of its management.

Investments	12 Months Ended
May 31, 2012
Investments
Investments
6.	INVESTMENTS
At May 31, 2011, the Company wrote off its investments in 15,880 common shares of Linux Gold Corp., a company with directors in common as a result of permanent impairment.

Equipment	12 Months Ended
May 31, 2012
Property, Plant and Equipment [Abstract]
Equipment

7.	EQUIPMENT

	May 31 2012 $	May 31 2011 $	May 31 2010 $
Computer, furniture and fixtures – at cost	28,311	27,010	27,010
Less: Accumulated amortization	(23,257)	(22,118)	(20,896)
	5,054	4,892	6,114
Automotive equipment – at cost	-	-	15,531
Less: Accumulated amortization	-	-	(13,704)
	-	-	1,827

	5,054	4,892	7,941

Oil and Gas Well Interests	12 Months Ended
May 31, 2012
Extractive Industries [Abstract]
Oil and Gas Well Interests

8.	OIL AND GAS WELL INTERESTS

The Company owns a 6.5% working interest (4.680% net revenue interest) in the Peters No. 1 Well, in Fayette County, Texas, and a 7.5% working interest (5.79375% net revenue interest) in each of the C-S #1, Jancik #2 and Herrmann #4 wells, located in Burleson County, Texas. The carrying cost of these wells has been completely depleted.

The Company entered into agreements with IAS Energy, Inc., a company with common directors, to purchase 40% interests (subject to 40% net revenue interests to others) on May 18, 2006, in the Ken Lee #1 natural gas well for $103,045 ($92,500 US), on June 8, 2006, in the Elvis Farris #2 natural gas well for $104,461 ($92,500 US) and on July 31, 2006, in the Clarence Bright #1 natural gas well for $104,673 ($92,500 US). All three wells are located in Knox and Laurel Counties, Kentucky. The three wells commenced production late in 2006. During the May 31, 2008 year end, the Company wrote off the carrying costs of the wells to $Nil, since the wells have no proven economic reserves.

Mineral Property Interests	12 Months Ended
May 31, 2012
Mineral Property Interests
Mineral Property Interests

9.	MINERAL PROPERTY INTERESTS

	Balance May 31 2010 $	Balance May 31 2011 $	Effect of Exchange Rate Changes $	Disposed $	Balance May 31 2012 $
Property acquisition costs
Silverknife	1	32,001	-	-	32,001
Fish Creek	49,538	49,538	-	-	49,538
West Ridge	90,710	90,710	4,394	-	95,104
Gil Venture	33,170	24,301	-	(24,301)	-

	173,419	196,550	4,394	(24,301)	176,643

Silverknife, Laird, BC, Canada

Pursuant to agreements between Reg Technologies Inc. (“Reg Tech”), SMR Investments Ltd. (“SMR”), Rapitan Resources Inc. (“Rapitan”), and Chevron Minerals Ltd. (“Chevron”), the Company acquired a 30% working interest in the Silverknife mineral claims, situated in the Liard Mining Division in the Province of British Columbia, subject to a 10% Net Profit Royalty (“NPR”) to Rapitan and a 1% Net Smelter Returns to SMR. On December 21, 2010 the Company purchased the 10% NPR in the Silverknife property from Rapitan for consideration of 200,000 common shares of the Company issued at a fair value of $32,000 on January 25, 2011. (Note 12).

On April 20, 2012 the Company and Minewest Silver and Gold Inc. (“Minewest”), a former 100% owned subsidiary of Reg Tech to which Reg Tech spun off 100% of its interest in the Silverknife claims, entered into an Exploration, Development and Mine Operating Agreement (the “Exploration Agreement”) until the completion of mining and environmental restoration on the Property with initial participation interests of 70% and 30% for Minewest and the Company respectively. The Exploration Agreement was approved by the TSX Venture Exchange on September 7, 2012.

Fish Creek, Fairbanks, Alaska, USA

The Company and Linux Gold Corp. (“Linux”) entered into an agreement on March 5, 2002, whereby the Company may earn up to a 50% interest in the Fish Creek mineral claims, located in the Fairbanks district of Alaska, USA, by expending $500,000 US within three years and issuing 200,000 common shares (issued on December 16, 2002 at $0.08 per share). An additional 100,000 shares were issued on February 14, 2007 at $0.16 per share in payment of an extension of the expenditure date to March 5, 2007, which was further extended to March 5, 2011. Linux will have a 5% Net Profit Interest until the Company pays $2,000,000 US. On March 4, 2011 the Company and Linux further amended the agreement to extend the option agreement to March 5, 2012.

On December 1, 2011 the Company and Linux further amended the agreement to include the following terms:

●	Linux applies $75,000 owed by the Linux to the Company towards the above stated minimum exploration budget of US$500,000;

●	The Company has an option to pay the expenditures for the Fish Creek property in cash in lieu of the exploration costs to the Company; and

●	The term of the agreement is extended to March 5, 2013.

The Company exercised its option to pay the expenditures in cash in lieu of the exploration costs to Linux. As a result, $75,000 advanced to Linux by the Company was applied as a recovery of exploration costs for the year ended May 31, 2012.

During May, 2012 the Company and Linux agreed to apply the balance owed by Linux of $7,517 and make an additional cash payment of $60,000 towards the minimum exploration budget of $500,000.

Kahiltna Terrane Option, Alaska, USA

On September 1, 2010 the Company signed an option agreement (the “Option Agreement”) to acquire a 50% interest in eleven mineral claims located in the Kahiltna Terrane area approximately 130 kilometers northwest of Anchorage, Alaska. Consideration for the option is as follows:

●	issue 50,000 common shares upon approval of the option agreement by the TSX.V (the “Approval Date”) (issued on November 2, 2010, at a fair value of $7,500);

●	issue an additional 50,000 common shares on the first anniversary of the Approval Date;

●	issue an additional 100,000 common shares and pay a US$10,000 cash payment on the second anniversary of the Approval Date; and

●	contribute $50,000 US for exploration expenditures in the first year and $100,000 US in exploration expenditures in the second year.

On October 26, 2010 the Company staked and recorded an additional 23 mineral claims in the Kahiltna Terrane.

As at May 31, 2011, the Company planned to terminate the Option Agreement with the Vendors. Accordingly, property cost of $7,500 and exploration costs of $34,261 were written off. The Option Agreement was officially terminated on October 4, 2011.

West Ridge, Dome Creek, Alaska, USA

Pursuant to various agreements, the Company earned a 100% interest in the West Ridge mineral properties (approximately 5,200 acres) located in the Dome Creek area of the Fairbanks District of Alaska, USA. The Company will continue to maintain the claims and will commence its exploration program.

Gil Venture, Dome Creek, Alaska, USA

Pursuant to various agreements, the Company acquired a 20% interest in 237 claims located in the Gilmore Dome area of Fairbanks District of Alaska. On May 31, 1991, the Company, NERCO Exploration Company and Fort Knox Venture entered into an agreement, which granted the Company a 20% participating interest in the claims. Under the agreement, Fort Knox Venture paid the Company cash and funded approved programs, earning them an 80% participating interest in the property, with the Company retaining a 20% participating interest. Fort Knox Venture, through its operator Fairbanks Gold Mining, Inc. (“Fairbanks”), was doing exploration work on this property. During the year ended May 31, 2011 the Company incurred exploration expenditure of $270,462 on the property.

Effective December 21, 2011 the Company executed the Asset Purchase Agreement to sell all of its remaining 20% interest in the Gil Venture property to Fairbanks. Fairbanks granted to the Company a production royalty equal to 1% of net smelter returns on all production from the property up to US$15,000,000, after which the royalty is equal to 0.5% of the net smelter returns on all production from the property. On December 19, 2011 Fairbanks paid the Company US$2,500,000 as an advance payment of the production royalty. An additional advance payment of royalty of US$1,500,000 will be paid to the Company upon commencement of commercial production from a mine constructed on the property.

Deferred Exploration Expenditures

	May 31, 2012 $	May 31, 2011 $
Silverknife Claims
Staking and recording	2,418	9,672
Geological consulting	2,186	7,213
	4,604	16,885
Fish Creek Claims
Cash in lieu of exploration work	142,517	-
Geological consulting	2,139	-
	144,656	-
Gil Venture Claims
Exploration	-	186,425
Geological consulting	-	84,037
Disposition	(2,948,428)	-
	(2,948,428)	270,462
Gold Hill Claims
Travel, maps, rent and survey	-	11,554
Written off – inactive claims	-	(11,554)
	-	-
Kahiltna Terrane Claims
Staking and recording	-	9,204
Geological consulting	-	25,057
Written off – inactive claims	-	(34,261)
	-	-
West Ridge Claims
Staking and recording	21,066	8,165
	21,066	8,165

Exploration expenditures for the year	170,326	341,327
Disposition	(2,948,428)	-
Effect of foreign exchange rate changes	1,082,335	(123,032)
Exploration expenditures written off
Written off – terminated, abandoned or inactive claims	-	(45,815)
	(1,695,767)	172,480
Exploration expenditures – beginning of year	1,891,143	1,718,663

Exploration expenditures – end of year	195,376	1,891,143

Advances to/from Related Parties	12 Months Ended
May 31, 2012
Advances Tofrom Related Parties
Advances to/from Related Parties

10.	ADVANCES TO/ FROM RELATED PARTIES

Amounts due to/ from related parties, other than the note receivable from REGI US, Inc. are unsecured, non-interest bearing and have no fixed terms of repayment. Unless otherwise indicated, the following table represents companies controlled by the President and CEO of the Company or companies where he is the President and CEO.

Advances to related parties:

	May 31, 2012 $	May 31, 2011 $	May 31, 2010 $
IAS Energy, Inc.	-	24,821	24,821
Linux Gold, Inc. (b)	-	74,946	72,672
REGI US, Inc. (a)	25,224	28,600	28,600
	25,224	128,367	126,093

Advances from related parties:

	May 31, 2012 $	May 31, 2011 $	May 31, 2010 $
Minewest Silver and Gold Corp.	4,458	-	-
Linux Gold Corp. (b)	49,433	-	-
KLR Petroleum Ltd.	-	-	5,990
Reg Technologies Inc.	-	7,213	14,598
SMR Investments Ltd.	-	8,776	4,900
	53,891	15,989	25,488

(a) During the year ended May 31, 2012 REGI US, Inc. repaid $3,916 to the Company and converted the balance of $24,684 into a promissory note owed to the Company at annual interest rate of $6%, for which the Company recorded interest income of $540 on the promissory note during the year ended May 31, 2012. The note matured on April 18, 2012 and was extended to an expiry date of December 31, 2012.

(b) During the year ended May 31, 2012, Linux and the Company revised the Fish Creek property option agreement whereby the Company applied $142,517 of the balance owed by Linux as cash payment in lieu of exploration work required by the option agreement, in consideration of which Linux extended the option agreement for an additional year (Note 9).

Convertible Loans	12 Months Ended
May 31, 2012
Convertible Loans
Convertible Loans

11.	CONVERTIBLE LOANS

On July 15, 2009, the Company entered into two promissory note agreements with an external party for $60,000 and $31,363 (US$27,000) to be paid on or before June 30, 2010. The two promissory notes have an interest rate of 8% per annum to be paid monthly commencing on August 15, 2009. The principal amounts are convertible into shares of the Company at $0.20 per share upon regulatory approval. Due to the short-term nature, the debt component of the convertible loans approximates the principal amount of the loans.

In January, 2010 the Company redeemed the convertible loan of $31,363 (US$27,000) with cash payment on the full principal amount of US$27,000.

On June 1, 2010 the Company redeemed the remaining convertible loan of $60,000 with full payment on the principal. Total interest of $200 (2010 - $5,287) was paid to the lender.

Share Capital	12 Months Ended
May 31, 2012
Stockholders' Equity Note [Abstract]
Share Capital

12.	SHARE CAPITAL

Authorized share capital consists of:

100,000,000 voting common shares with no par value

5,000,000 non-voting preferred shares with $1 par value

The Preferred Shares have attached thereto a right to receive dividends as determined by the Directors. The Preferred Shares may be issued in series, with special rights and restrictions therefore being determined by the Directors, subject to regulatory approval. No Preferred Shares have been issued to the date of these consolidated financial statements.

On June 6, 2010 the Company issued 1,047,500 common shares for warrants exercised at $0.10 per share for gross proceeds of $104,750.

On November 2, 2010 the Company issued 50,000 common shares to the vendor of the Kahiltna Terrane Option Agreement (Note 9). The shares are valued at $7,500 based on the trading price of $0.15 on November 2, 2010, the issuance date of the shares.

On December 17, 2010, the Company issued 1,983,326 units of capital stock pursuant to a private placement at $0.15 per unit. Each unit consists of one common share and one share purchase warrant exercisable into the Company’s common stock at $0.20 per share expiring December 17, 2011. Finders’ fee of $11,570 was paid in connection with this private placement.

On January 25, 2011 the Company issued 200,000 common shares as consideration for purchasing an additional 10% NPR in the Silverknife property (Note 9). The shares are valued at $32,000 based on the trading price of $0.16 on January 25, 2011, the issuance date of the shares.

On January 19, 2011, the Company issued 1,359,333 units of capital stock pursuant to a private placement at $0.15 per unit. Each unit consists of one common share and one share purchase warrant exercisable into the Company’s common stock at $0.20 per share expiring January 19, 2012. In connection with the private placement finders’ fee of $6,993 was paid and 39,000 broker warrants were issued which are exercisable into the Company’s common stock at $0.20 per share expiring January 19, 2012. The broker warrants were valued at $1,725 using the Black-Scholes option pricing model, with the assumptions of risk free interest rate - 1.46%, expected life - one year, expected dividend yield - $ nil and expected stock price volatility – 79.72%.

On September 30, 2011, the Company issued 575,000 units of capital stock pursuant to a private placement at $0.10 per unit. Each unit consists of one common share and one share purchase warrant exercisable into the Company’s common stock at $0.15 per share expiring September 30, 2012. In connection with the private placement finders’ fee of $2,100 was paid and 10,000 broker warrants were issued which are exercisable into the Company’s common stock at $0.15 per share expiring September 30, 2012. The broker warrants were valued at $202 using the Black-Scholes option pricing model, with the assumptions of risk free interest rate – 0.83%, expected life - one year, expected dividend yield - $ nil and expected stock price volatility – 111.84%.

Stock Options

The Company has a stock option plan to issue up to 10% of the issued common shares to certain directors and employees. All options granted under the plan vest immediately upon grant, but are subject to the following exercise conditions:

i)	Up to 25% of the options may be exercised at any time during the term of the option; such initial exercise is referred to as the “First Exercise”;

ii)	The second 25% of the options may be exercised at any time after 90 days from the date of the First Exercise; such second exercise is referred to as the “Second Exercise”;

iii)	The third 25% of the options may be exercised at any time after 90 days from the date of the Second Exercise; such third exercise is referred to as the “Third Exercise”; and

iv)	The fourth and final 25% of the options may be exercised at any time after 90 days from the date of the Third Exercise.

As the Company believes that it is not probable that any options (other than those granted to investor relations) would vest except the first 25% of the options that vested immediately upon a date of grant, the fair value of the first 25% of the options that vested were charged to the consolidated statements of operations and comprehensive loss.

During the year ended May 31, 2011, the Company granted 250,000 stock options exercisable at $0.19 per share up to August 26, 2013 with fair value of $38,107 for the options vested during the period.

During the year ended May 31, 2012, the Company granted 300,000 stock options exercisable at $0.08 per share up to three months after the termination of the consultant’s service with fair value of $1,897 for the options vested during the year. Because the options were granted to a consultant performing investor relation activities, 25% of the options vested immediately and the rest were to vest at 25% every three months. The investor relation agreement was terminated after the three month trial period.

The fair value of options granted was estimated on the date of grant using the Black-Scholes option pricing model, with the following weighted-average assumptions:

	2012	2011
Risk-free interest rate	0.91%	1.52%
Expected dividend yield	Nil	Nil
Expected stock price volatility	162%	190%
Forfeiture rate	75%	0%
Expected life (in years)	0.25	3.00

The following is a summary of the Company’s stock option activities during the year ended May 31, 2012:

	Number of Options	Weighted Average Exercise Price $

Balance – May 31, 2010	2,302,500	0.16
Granted	250,000	0.19
Expired	(65,000)	0.25
Forfeited, unexercised	(87,500)	0.15
Balance – May 31, 2011	2,400,000	0.16
Issued	300,000	0.08
Forfeited, unexercised	(75,000)	0.20
Expired	(1,675,000)	0.15
Balance – May 31, 2012	950,000	0.16

The following share purchase options were outstanding at May 31, 2012:

Expiry Date	Exercise Price $	Number of Options	Remaining Contractual Life (years)	Number of Options Exercisable
March 10, 2013	0.210	75,000	0.78	18,750
October 30, 2014	0.185	225,000	2.42	56,250
April 19, 2015	0.240	100,000	2.89	25,000
August 26, 2013	0.190	250,000	1.24	250,000
September 15, 2012	0.080	300,000	0.29	75,000

		950,000		425,000

Warrants

The following is a summary of the Company’s warrant activities during the years ended May 31, 2012 and 2011:

	Number of Warrants	Weighted Average Exercise Price $

Balance – May 31, 2010	2,694,234	0.17
Issued	3,381,659	0.20
Exercised	(1,047,500)	0.10
Expired	(1,646,734)	0.22
Balance – May 31, 2011	3,381,659	0.20
Issued	585,000	0.15
Expired without exercised	(3,381,659)	0.20
Balance – May 31, 2012	585,000	0.15

Expiry Date	Exercise Price $	Number of Warrants	Remaining Contractual Life (years)

September 30, 2012	0.15	585,000	0.34

		585,000

During the year ended May 31, 2012, a total of 575,000 warrants and 10,000 broker warrants were issued with fair values of $11,614 and $202 respectively. The fair value of warrants issued was estimated on the date of grant using the Black-Scholes option pricing model, with the following weighted-average assumptions:

Risk-free interest rate	0.83%
Expected dividend yield	Nil
Expected stock price volatility	111.84
Expected life (in years)	1.00

Income Taxes	12 Months Ended
May 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

13. INCOME TAXES

Deferred income taxes reflect the net tax effects of the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s Canadian deferred tax assets as of May 31, 2012 and 2011 are as follows:

	2012 $	2011 $
Non-capital loss carry forwards	1,204,000	1,092,000
Equipment & others	17,000	17,000
Resource deductions	347,000	347,000
Share issue costs	11,000	19,000
	1,579,000	1,475,000
Valuation allowance	(1,579,000)	(1,475,000)
	-	-

A reconciliation of the combined Canadian federal and provincial income taxes at statutory rates and the Company’s effective income tax expense is as follows:

	2012 $	2011 $
Statutory tax rate	25.9%	27.7%
Income tax recovery at statutory rate	(198,479)	(147,969)
Permanent differences and other	83,129	6,758
Change in tax rate for non-Canadian company	7,752	(823)
Effect of change in tax rate	3,685	13,051
Tax benefits not recognized	103,914	128,983
	-	-

The Company has Canadian non-capital losses of approximately $4,815,000 (2011 - $4,370,000), which expire over the years 2014 to 2032. The Company also has cumulative exploration expenses in the amount of $1,655,000 (2011 -$1,495,000) in Canada and the USA, which can be carried forward indefinitely.

Related Party Transactions	12 Months Ended
May 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

14.	RELATED PARTY TRANSACTIONS

Related party transactions occurred in the normal course of operations and are measured at agreed to amounts, which is the amount of consideration established and agreed to by the parties.

Related party transactions not disclosed elsewhere in these financial statements are as follows:

SMR Investments Ltd. (“SMR”) is a private company controlled by an officer of the Company. Under a management contract with SMR, the Company agreed to pay up to $2,500 per month for management services. The Company was charged management fees by SMR of $30,000 during the year ended May 31, 2012 (2011 - $30,000). As of May 31, 2012, $Nil (May 31, 2011 - $27,125) was payable to SMR by the Company.

During the year ended May 31, 2012, directors fees of $19,000 (2011 - $12,000) were paid to the President of the Company. Fees of $11,495 (2011 - $6,493) were paid to KLR Petroleum Ltd. (which is controlled by an officer of the Company) for administration of the Company payroll and benefit plan.

Teryl, Inc. Transactions (100% US Subsidiary)	12 Months Ended
May 31, 2012
Teryl Inc. Transactions 100 Us Subsidiary
Teryl, Inc. Transactions (100% US Subsidiary)

15.	TERYL, INC. TRASACTIONS (100% US Subsidiary)

In 1998, Teryl, Inc. offered a private placement of up to 1,000,000 shares at a price of $0.23 ($0.15 US) and subscriptions of $146,044 ($96,750 US) were received by November 19, 1999. Since the offering was not fully subscribed, the Company negotiated with the subscribers to replace the Teryl, Inc. shares with shares of the Company. On October 17, 2006, the authorized capital for Teryl, Inc. was reduced to 10,000 common shares, which resulted in a rollback to 1 common share for each 10,000 outstanding. On August 29, 2007, the final six subscribers agreed to a settlement of $70,000 ($50,250 US).

Segmented Information	12 Months Ended
May 31, 2012
Segment Reporting [Abstract]
Segmented Information

16.	SEGMENTED INFORMATION

The Company’s business consists of mineral properties and oil and gas property interests. Details on a geographic basis are as follows:

May 31, 2012	Canada $	United States $	Total $
Total assets	2,262,481	285,613	2,548,094
Acquisition and exploration costs	113,490	258,529	372,019
Net income (loss)	(413,975)	(352,355)	(766,330)

May 31, 2011	Canada $	United States $	Total $
Total assets	86,188	2,169,989	2,256,177
Acquisition and exploration costs	48,886	2,038,807	2,089,693
Net income (loss)	(554,766)	20,582	(534,184)

Capital Management	12 Months Ended
May 31, 2012
Capital Management
Capital Management

17.	CAPITAL MANAGEMENT

The capital of the Company consists of the items included in shareholders’ equity. The Company manages the capital structure and makes adjustments in light of changes in economic conditions and the risk characteristics of the Company’s assets.

The Company’s objectives of capital management are intended to safeguard the entity’s ability to continue the Company’s development and exploration of its mineral properties and support any expansionary plans.

To effectively manage the entity’s capital requirements, the Company has in place a planning and budgeting process to help determine the funds required to ensure the Company has the appropriate liquidity to meet its development and exploration objectives.

Transition to IFRS	12 Months Ended
May 31, 2012
Transition To Ifrs
Transition to IFRS

18.	TRANSITION TO IFRS

IFRS 1 First-time Adoption of International Financial Reporting Standards sets forth guidance for the initial adoption of IFRS. Under IFRS 1 the standards are applied retrospectively at the transitional statement of financial position date with all adjustment to assets and liabilities taken to retained earnings unless certain exemptions are applied.

The Company has applied the following exemptions to its opening statement of financial position dated June 1, 2010:

(a) Share-based payment transactions

IFRS 1 encourages, but does not require, first-time adopters to apply IFRS 2 Share based Payment to equity instruments that were granted on or before November 7, 2002, or equity instruments that were granted subsequent to November 7, 2002 and vested before the later of the date of transition to IFRS and January 1, 2005. The Company has elected not to apply IFRS 2 to awards that vested prior to June 1, 2010.

(b) Functional and presentation currency

IFRS requires that the functional currency of each entity in the consolidated Group be determined separately in accordance with the indicators as per IAS 21 “The Effects of Changes in Foreign Exchange Rates” and should be measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). Under IFRS, the results and financial position of all the group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	Assets and liabilities are translated at year-end exchange rates prevailing at that reporting date;

●	Income and expenses are translated at average exchange rates for the period; and

●	Exchange differences arising on translation of foreign operations are transferred directly to the Group’s foreign currency translation reserve in the statement of comprehensive income and are recognized in the profit or loss in the period in which the operation is disposed.

The functional currency of Teryl, Inc. was determined to be United States dollars, which was translated into its presentation currency, Canadian dollars, at each reporting periods.

(c) Business Combination and non-controlling interests

The Company elected IFRS 1 that allows the application of the requirements of IFRS 3 and IAS 27 prospectively from the transaction date.

(d) Carrying value of producing oil and gas properties

The Company elected to deem amount determined under Canadian GAAP for its interests in producing oil and gas properties as at June 1, 2010 as the carrying value of these assets and adjusted for impairment, if any.

(e) Carrying value of undeveloped oil and gas properties

The Company elected to deem amount determined under Canadian GAAP as at June 1, 2010 for undeveloped oil and gas properties as the carrying value of these assets at June 1, 2010 and adjusted for impairment, if any.

(f) Estimates

In accordance with IFRS 1, an entity’s estimates under IFRS at the date of transition to IFRS must be consistent with estimates made for the same date under previous GAAP, unless there is objective evidence that those estimates were in error. The Company’s IFRS estimates as of June 1, 2010 are consistent with its Canadian GAAP estimates for that date.

IFRS employs a conceptual framework that is similar to Canadian GAAP. However, significant differences exist in certain matters of recognition, measurement and disclosure. While the first time adoption of IFRS did not have an impact on the total operating, investing or financing cash flows, it has resulted in changes to the Company’s reported financial position and results of operations. In order to allow the users of the financial statements to better understand these changes, the Company’s Canadian GAAP consolidated statements of operations and comprehensive income (loss), for the year ended May 31, 2011 have been reconciled to IFRS, with the resulting differences explained. In addition, the consolidated statements of financial position as at June 1, 2010 have been reconciled with the resulting differences explained.

(g) Equity component of convertible debt

GAAP allows the proportional or relative value method in calculating the values of the equity and debt components of a convertible. IFRS requires the residual method, whereby the fair value of the liability is calculated first and then the fair value of equity is the residual face value of the instrument after deduction of the value of the liability component.

The Company elected IFRS 1 exemption for not to retrospectively separate the liability and equity components of compound instruments for.

IFRS 1 requires an entity to reconcile equity, comprehensive income and cash flows for prior periods. The changes made to the consolidated statements of financial position and consolidated statements of comprehensive income as shown below have resulted in reclassifications of various amounts on the consolidated statements of cash flows.

Reconciliation of Statement of Financial Position as at June 1, 2010 – Transition Date:

	June 1, 2010
	Canadian GAAP $	IFRS Adjustments $	IFRS $
Assets
Current
Cash and cash equivalent	257,650		257,650
Amounts receivable and prepaid expenses	37,397		37,397
Advances to related parties	126,093		126,093
	421,140		421,140

Investments	837		837
Reclamation Bonds	5,478		5,478
Equipment	7,941		7,941
Mineral Property Interests (18 (b))	196,855	(23,436)	173,419
Deferred Exploration Expenditures (18 (b))	2,637,853	(919,190)	1,718,663
	3,270,104	(942,626)	2,327,478
LIABILITIES
Current
Accounts payable	107,394	(57,455)	49,939
Accrued liabilities	-	57,455	57,455
Advances from related parties	25,488		25,488
Liability component of convertible loan (18 (g))	58,730	1,270	60,000
	191,612	1,270	192,882
SHAREHOLDERS’ EQUITY
Share Capital
Issued and outstanding:	13,456,263		13,456,263
Equity component of convertible loan (18 (g))	14,565	(14,565)	-
Share Subscriptions Received	10,000		10,000
Reserves	550,941		550,941
Accumulated Other Comprehensive Loss (18 (b))	(3,187)	(945,836)	(949,023)
Deficit (18 (b) & (g))	(10,950,090)	16,505	(10,933,585)
	3,078,492	(943,896)	2,134,596
	3,270,104	(942,626)	2,327,478

Reconciliation of Statement of Financial Position as at May 31, 2011:

	May 31, 2011
	Canadian GAAP $	IFRS Adjustments $	IFRS $
Assets
Current
Cash and cash equivalent	19,371		19,371
Amounts receivable and prepaid expenses	10,376		10,376
Advances to related parties	128,367		128,367
	158,114		158,114

Reclamation Bonds	5,478		5,478
Equipment	4,892		4,892
Mineral Property Interests (18 (b))	228,855	(32,305)	196,550
Deferred Exploration Expenditures (18 (b))	2,942,351	(1,051,208)	1,891,143
	3,339,690	(1,083,513)	2,256,177
LIABILITIES
Current
Accounts payable	99,673	(22,000)	77,673
Accrued liabilities	-	22,000	22,000
Advances from related parties	15,989		15,989
	115,662		115,662
SHAREHOLDERS’ EQUITY
Share Capital
Issued and outstanding:	14,004,922		14,004,922
Reserves (18 (g))	699,762	(11,650)	688,112
Accumulated Other Comprehensive Loss (18 (b))	-	(1,084,750)	(1,084,750)
Deficit (18 (b) & (g))	(11,480,656)	12,887	(11,467,769)
	3,224,028	(1,083,513)	2,140,515
	3,339,690	(1,083,513)	2,256,177

Reconciliation of Statement of Comprehensive Loss for the Year Ended May 31, 2011:

	Year Ended May 31, 2011
	Canadian GAAP $	IFRS Adjustments $	IFRS $
General and Administrative Expenses
Amortization of equipment	1,497		1,497
Filing and regulatory fees	23,280		23,280
Foreign exchange (gain) loss (18 (b))	1,173	1,973	3,146
Geological consulting	1,172		1,172
Consulting, Management and directors’ fees	139,344		139,344
Office and sundry	17,820		17,820
Office rent and utilities	14,515		14,515
Professional fees	44,489		44,489
Publicity, promotion and investor relations	126,119		126,119
Secretarial and employee benefits	29,467		29,467
Stock-based compensation	63,775		63,775
Telephone	8,901		8,901
Transfer agent fees	6,147		6,147
Travel, auto and entertainment	19,551		19,551

Operating Loss	(497,250)	(1,973)	(499,223)

Other Income (Expenses)
Miscellaneous income	22,876		22,876
Interest expense (18 (g))	-	(1,645)	(1,645)
Gain on sale of assets	1,147		1,147
Available for sale investments written off	(4,024)		(4,024)
Mineral Property written off	(7,500)		(7,500)
Exploration expenditures written off	(45,815)		(45,815)
	(33,316)	(1,645)	(34,961)

Net Loss for the Year	(530,566)	(3,618)	(534,184)
Translation of foreign operation (18 (b))	-	(138,914)	(138,914)
Available for sale investments	3,187		3,187

Comprehensive Loss for the Year	(527,379)	(142,532)	(669,911)

Loss per Share – Basic and Diluted	(0.01)		(0.01)
Weighted Average Number of Common Shares Outstanding, Basic and Diluted	69,973,962		69,973,962

Reconciliation of Statement of Cash Flow for the Year Ended May 31, 2011:

	Year Ended May 31, 2011
	Canadian GAAP $	IFRS Adjustments $	IFRS $
Cash flows from operating activities
Net loss for the year	(530,566)	(3,618)	(534,184)
Items not affecting cash
Amortization of equipment	1,497		1,497
Exploration expenditures written off	45,815		45,815
Mineral properties written off	7,500		7,500
Available for sale investment written off	4,024		4,024
Interest expense (18 (g))	(1,645)	1,645	-
Gain on sale of equipment	(1,147)		(1,147)
Stock-based compensation	63,775		63,775
Changes in non-cash working capital items
Amounts receivable and prepaid expenses	27,021		27,021
Accounts payable and accrued liabilities	(4,471)		(4,471)
Advances from (to) related parties	(11,773)		(11,773)
	(399,970)	(1,973)	(401,943)

Cash flows used in investing activities
Deferred exploration expenditures (18 (b))	(353,563)	132,018	(221,545)
Sale of equipment	2,699		2,699
	(350,864)	132,018	(218,846)

Cash flows from (used in) financing activities
Convertible loan proceeds (repayment)	(60,000)		(60,000)
Share capital issued for cash, net of issuance costs	572,555		572,555
	512,555		512,555

Effect of exchange rate changes on cash (18 (b))	-	(130,045)	(130,045)

Increase (decrease) in cash	(238,279)		(238,279)

Cash, beginning of year	257,650		257,650

Cash, end of year	19,371		19,371

Supplemental Disclosures
Interest paid	200		200
Income taxes paid	-	-	-

Non-cash Transactions
Shares issued for mineral properties	39,500	-	39,500

Subsequent Events	12 Months Ended
May 31, 2012
Subsequent Events [Abstract]
Subsequent Events

19.	SUBSEQUENT EVENTS

On July 4, 2012, the Company received the approval from the TSX-V on a normal course issuer bid (“NCIB”) to purchase up to 10% of the issued and outstanding common shares of the Company on the open market. As of the date of this report, the Company purchased 1,073,000 shares of the Company for gross purchase of $78,680 at prices between $0.055 to $0.085 per share.

On July 10, 2012, the Company received the approval from the TSX-V on re-pricing 300,000 options from exercise prices between $0.185 and $0.24 to exercise price of $0.10.

On June 21, 2012, the Company granted 2,125,000 options exercisable into the Company’s common shares at $0.10 per share until June 21, 2017.

On June 15, 2012, 300,000 options were forfeited due to the termination of the agreement with the consultant.